BALANCES AND TRANSACTIONS WITH RELATED PARTIES (Schedule of Related Party Balances Per the Income Statement) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Revenues	[1]	$ 3,298	$ 2,327	$ 3,100
Cost of revenues	[2]	0	2,822	11,482
Operating expenses, net - primarily lease, subcontractors and communications	[3]	7,707	8,018	6,757
Purchase of property and equipment		$ 194	$ 1,175	$ 189

[1]	Distribution of the Company’s products on a non-exclusive basis.
[2]	Related to cost of product purchased from one of the related companies (SecurityDAM Ltd.). On February 17, 2022, the Company acquired all of the technology and other intangible assets from SecurityDAM Ltd., which was a related company and the sole single-managed security service provider of the company. For additional details, see Note 3.
[3]	The Company leases office space and purchases other miscellaneous services from certain companies, which are considered to be related parties. In addition, the Company provides certain services to related parties.